Financial risk management - D.1.1. Fixed and floating rate debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 7,744	$ 5,691
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 7,744	5,691
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on profit before tax	$ 28	9
1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,840	113
1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	206	107
2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	487	439
3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	843	811
4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	758	467
Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 3,610	$ 3,755
Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.55%	4.90%
Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	1.93%	4.65%
Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.97%	4.95%
Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.47%	5.76%
Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.86%	4.15%
Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.11%	5.09%
Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.34%	5.21%
Fixed rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 4,956	$ 4,766
Fixed rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	91	80
Fixed rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	151	90
Fixed rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	460	268
Fixed rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	662	561
Fixed rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	372	269
Fixed rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,219	3,498
Variable rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,789	926
Variable rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,750	33
Variable rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	55	17
Variable rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	26	171
Variable rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	181	250
Variable rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	386	197
Variable rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 391	$ 256